Share Capital and Reserves	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Share Capital and Reserves [Abstract]
SHARE CAPITAL AND RESERVES
7.	SHARE CAPITAL AND RESERVES

Authorized

As of March 31, 2025, the Company’s authorized share structure consisted of an unlimited number of: (i) Common Shares; and (ii) preferred shares without par value (the “Preferred Shares”). No Preferred Shares were issued and outstanding as of March 31, 2025 and June 30, 2024.

The Company may, from time to time, issue Preferred Shares and may, at the time of issuance, determine the rights, preferences and limitations pertaining to these shares. Holders of preferred shares may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding up of the Company before any payment is made to the holders of Common Shares.

On June 27, 2024, the Company entered into an amendment (the “ATM Amendment”) to its At-the-Market Offering Agreement, dated April 7, 2022 (the “Original ATM Agreement” and together with the ATM Amendment, the “Amended ATM Agreement”), pursuant to which the Company may offer and sell Common Shares, from time to time, in “at the market” offerings through the Agent. The ATM Amendment amends the Original ATM Agreement to reflect, among other provisions, updates to certain sales settlement provisions and reimbursement terms, and to supplement the representations being made by the Company to the Agent. During the nine months ended March 31, 2025, the Company issued 313,242 Common Shares for gross proceeds of approximately $1.9 million. This amount has been offset by financing fees of approximately $265,000. The Company’s Registration Statement on Form S-3 which was previously filed with the SEC in connection with the transactions contemplated by the Amended ATM Agreement expired on February 10, 2025.

On December 13, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD (the “Investor”) to sell up to $10 million in the aggregate of the Company’s Common Shares at any time during the 36-month period following the effective date of the SEPA (the “Effective Date”). The total number of Common Shares under the terms of the SEPA is limited to a number equivalent to 19.99% of the outstanding Common Shares as of the Effective Date unless certain pricing conditions are met, which could have the effect of limiting the total proceeds made available to the Company under the SEPA. In addition, the issuance of our Common Shares under the SEPA is subject to further limitations, including that the Common Shares beneficially owned by the Investor and its affiliates will not exceed 9.99% in the aggregate of our Common Shares issued and outstanding. The Common Shares issued and sold to the Investor will be priced at 97% of the Market Price (as defined in the SEPA) during a specified three-day pricing period.) The Company reserves the right to set a minimum acceptable price for the Common Share issuances made under the SEPA. During the nine months ended March 31, 2025, the Company issued 413,336 Common Shares for gross proceeds of approximately $2.5 million. Certain terms of the SEPA, including with respect to the specified three-day pricing period discussed above, may be modified or waived, as mutually agreed upon by the Investor, on the one hand, and the Company, on the other, in accordance with Section 12.02 and the other provisions of the SEPA. The foregoing description of the terms of the SEPA does not purport to be complete and is qualified in its entirety by reference to the full text of the SEPA.

Under the terms of the SEPA, the Company paid the Investor a one-time structuring fee in the amount of $25,000 and the Company is also obligated to pay a commitment fee in an amount equal to 2.50% of the Commitment Amount (or $250,000), 25% of which was paid in December 2024. The remaining 75% of the Commitment Fee shall be paid in three equal quarterly installments beginning on the three-month anniversary of the Effective Date, with each such installment to be paid at the Company’s option either in cash or by the issuance to the Investor of such number of Common Shares that is equal to such portion of the deferred fee divided by the lowest daily VWAP of the Common Shares during the consecutive Trading Days immediately prior to the date of such installment at the Effective Date. The Commitment Fee and other SEPA related fees of $351,549 were expensed during the three and nine months ended March 31, 2025, since at the inception of the arrangement, the fees exceeded the fair value of the asset recognized. The SEPA was precluded from equity treatment in accordance with ASC 815-40-25 as the SEPA was not deemed fixed according to the accounting standard.

Common Share Warrants

The Company did not grant any warrants during the nine months ended March 31, 2025.

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at June 30, 2024	544,280	$20.4
Warrants Granted	-	-
Exercised	(34,700)	-
Expire/Cancelled	-	-
Warrants Outstanding as at March 31, 2025	509,580	$30.18

Warrants Exercisable as at March 31, 2025	509,580	$30.18

As of March 31, 2025 and June 30, 2024, the warrants exercisable and outstanding have an intrinsic value of $nil and $184,539, respectively, with a weighted average remaining life of 4 years and 6 years, respectively.

7.	SHARE CAPITAL AND RESERVES

Authorized

As of June 30, 2024, the Company’s authorized share structure consisted of: (i) an unlimited number of common shares without par value; and (ii) an unlimited number of preferred shares without par value. No preferred shares were issued and outstanding as of June 30, 2024 and 2023.

The Company may, from time to time, issue preferred shares and may, at the time of issuance, determine the rights, preferences and limitations pertaining to these shares. Holders of preferred shares may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding up of the Company before any payment is made to the holders of common shares.

On June 27, 2024, the Company entered into an amendment (the “ATM Amendment”) to its At-the-Market Offering Agreement, dated April 7, 2022 (the “Original ATM Agreement” and together with the ATM Amendment, the “Amended ATM Agreement”), pursuant to which the Company may offer and sell shares of the Company’s common shares, no par value per share (the “Common Shares”), from time to time, in “at the market” offerings through the Agent. The Original ATM Agreement was previously filed with the Securities and Exchange Commission on April 7, 2022 on the Company’s Current Report on Form 8-K. The ATM Amendment amends the Original ATM Agreement to reflect, among other provisions, updates to certain sales settlement provisions and reimbursement terms, and to supplement the representations being made by the Company to the Agent.

On October 24, 2023, the Company entered into a securities purchase agreement (the “2023 Securities Purchase Agreement”) with two accredited institutional investors (the “Accredited Institutional Investors”) for the sale (the “2023 Private Placement”) of 150,602 pre-funded warrants of the Company’s common shares at a purchase price of $16.60 per share. The pre-funded warrants have an exercise price of $0.002 and do not have an expiration date. The pre-funded warrants had a fair value of $1,248,376 at the time of issuance. As of June 30, 2024, there were 34,700 pre-funded warrants outstanding. In addition, the Company agreed, as part of the 2023 Private Placement, to issue to the purchasers unregistered preferred investment options to purchase up to an aggregate of 150,602 common shares. These preferred investment options have an exercise price of $16.60 and have a term of 5.5 years from issuance. The preferred investment options had a fair value of $1,251,449 at the time of their issuance.

Concurrently with the Company’s entry into the 2023 Securities Purchase Agreement, the Company also entered into an inducement offer letter agreement (the “Inducement Offer Letter”) with the holders of existing preferred investment options (the “Existing Holders”) to purchase up to an aggregate of 163,636 common shares issued to the Existing Holders on November 21, 2022. Pursuant to the Inducement Offer Letter, the Existing Holders agreed to exercise for cash their existing preferred investment options to purchase an aggregate of 163,636 common shares (at a reduced exercise price of $16.60 per share) in consideration of the Company’s agreement to issue new unregistered preferred investment options to purchase up to an aggregate of 327,273 shares of the Company’s common shares at an exercise price of $16.60 per share). Due to ownership limitations, the Accredited Institutional Investors had 89,827 common shares held in abeyance as of the closing of the 2023 Private Placement. The abeyance shares had a fair value of $1,491,138 and the common shares issued had a fair value of $1,225,230 on their respective issuance date. As of June 30, 2024, the Accredited Institutional Investors had drawn down 89,827 abeyance shares.

The inducement contemplated by the Inducement Offer Letter (the “Inducement”) is considered a warrant modification due to the changing of the terms of the warrants. The modification had a fair value of $3.5 million as of the date of the Inducement, using a Black-Scholes model and is recognized as an equity issuance cost in accordance with ASC 718-20-35-3.

On October 26, 2023, the parties consummated the 2023 Private Placement and the other transactions contemplated by the 2023 Securities Purchase Agreement. In connection with such transactions, the Company (i) received gross proceeds of approximately $5.2 million and paid approximately $560,000 in cash fees and (ii) issued 20,425 warrants to our placement agent. These warrants have an exercise price of $20.750 and a term of 5.5 years. The placement agent warrants had a fair value of $325,699 as of the date of their issuance, using a Black-Scholes model and were recorded as an equity issuance cost.

On September 13, 2022, the Company closed a private placement of its common shares and issued an aggregate of 4,500 common shares and 30,071 pre-funded warrants, for gross proceeds of $5,999,946. The pre-funded warrants were determined to be common stock equivalents. Each common share and each pre-funded warrant were sold in the offering with an investment option to purchase a common share. Transaction costs were allocated proportionally between common shares and investment options with $77,242 allocated to common shares and the balance of $1,052,101 allocated to additional paid-in capital and recorded as a component of shareholders’ equity in the consolidated balance sheet. As of June 30, 2023, there were no pre-funded warrants outstanding.

In connection with the September 13, 2022, private placement the company issued 69,124 warrants. These warrants were issued with an exercise price of $168.80 per share, were immediately exercisable upon issuance, and expire 7 years following the date of issuance. On November 21, 2022, these preferred investment options were surrendered to the Company for cancellation.

On November 21, 2022, the Company closed a private placement of its common shares and issued an aggregate of 7,500 common shares and 83,409 pre-funded warrants, for gross proceeds of $5,999,844. The pre-funded warrants were determined to be common stock equivalents. Each common share and each pre-funded warrant were sold in the offering with an investment option to purchase a common share. Transaction costs were allocated proportionally between common shares and investment options with $38,713 allocated to common shares and the balance of $831,292 allocated to additional paid-in capital and recorded as a component of shareholders’ equity in the consolidated balance sheet. As of June 30, 2023, there were no pre-funded warrants outstanding.

In connection with the November 21, 2022, private placement the company issued 163,636 warrants. These warrants were issued with an exercise price of $60.88 per share, were immediately exercisable upon issuance, and expire 7 years following the date of issuance. The allocated value of these investment options was recorded in additional paid-in capital.

Common Share Warrants

The assumptions used in the Black-Scholes model to value the new warrants issued during the years ended June 30, 2024 and 2023, are set forth in the table immediately below.

June 30, 2024
Exercise price	$16.60 - $20.80
Risk-free interest rate	4.82%
Volatility	109 – 111%
Expected life (years)	5.0 – 5.5
Dividend yield	$0%

June 30, 2023
Exercise price	$60.80 - $168.80
Risk-free interest rate	2.92 – 3.12%
Volatility	114 - 117%
Expected life (years)	7 Years
Dividend yield	$0%

The assumptions used in the Black-Scholes model to value the modification of warrants issued during the year ended June 30, 2024, are set forth in the table immediately below.

2024
Exercise price	$16.60 – 60.80
Risk-free interest rate	0.56 – 4.82%
Volatility	109 – 614%
Expected life (years)	0 – 6.8
Dividend yield	$0%

A summary of the Company’s warrant activity and related information for the periods covered were as follows:

	Number of Shares Under Warrants	Weighted Average Exercise Price
Balance as at July 1, 2022	25,233	$638.40
Granted	240,914	93.80
Expired / Cancelled Exercised	(90,346)	215.00
Exercised	-	-
Balance as at June 30, 2023	175,801	$107.40
Warrants Granted	648,904	12.80
Exercised	(279,538)	9.80
Expire/Cancelled	(888)	370.00
Warrants Outstanding at June 30, 2024	544,280	$21.20

Warrants Exercisable at June 30, 2024	544,280	$21.20

As of June 30, 2024 and 2023, the warrants exercisable and outstanding have an intrinsic value of $184,539 and nil respectively with a weighted average remaining life of 4 years and 6 years respectively.